SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON -CANCELABLE OPERATING LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Within 1 year	$ 553,504	$ 235,961
After 1 year but within 5 years	577,227	343,465
Total lease payments	1,130,731	579,426
Less: imputed interest	(65,379)	(33,681)
Total lease obligations	1,065,352	545,745
Less: current obligations	(513,967)	(214,758)
Long-term lease obligations	$ 551,385	$ 330,987